SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details)	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Leases
Weighted-average remaining lease term	1 year 2 months 12 days	1 year 4 months 24 days	5 years 1 month 6 days
Weighted-average discount rate	3.79%	3.79%	6.50%